                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [   ] ; Amendment Number:
This Amendment (Check only one.):   [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Alpha Equity Advisers, LLC
Address: 471 McLaws Circle, Suite 2
         Williamsburg, VA 23185

Form 13F file number: (I'm not sure of this one - we were a new filer last quarter and you all filed for us. I think this might be it - 028-06095)

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:    Garry M. Allen
Title:   President & Chief Investment Officer
Phone:   757-220-8355
Signature, Place, and Date of signing:

Garry M. Allen             Williamsburg, VA                May 15, 2001

Report Type (Check only one.):

[ X ]  13F HOLDINGS REPORT.
[   ]  13F NOTICE.
[   ]  13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:

         (None)
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:                 99

Form 13F Information Table Value Total:     $52,300,000.00



List of Other Included Managers:

         (None)
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


                                       TITLE OF                   VALUE     SHRS OR
NAME OF ISSUER                           CLASS        CUSIP     (x$1000)    PRN AMT
--------------                           -----        -----     --------    -------

Advanced Micro                         Common         7903107          928       34,950
Air Products & Chems                   Common         9158106         1071       27,900
Anheuser-Busch Cos                     Common        35229103         1346       29,300
Apple Computer Inc                     Common        37833100          984       44,600
Applebees Intl. Inc.                   Common        37899101           20          550
Applied Materials                      Common        38222105          892       20,500
Archer Daniels                         Common        39483102          869       66,100
Baker Hughes Inc                       Common        57224107         1109       30,550
Bancwest Corp New                      Common        59790105           19          775
Bb & T Corp Com                        Common        54937107         1157       32,900
Beverly Enterprises                    Common        87851309           21        2,650
Borders Group, Inc.                    Common        99709107           19        1,100
Brown Tom Inc (new)                    Common       115660201           20          600
Capitol Fed Finl Com                   Common       14057C106           19        1,200
Charter One                            Common       160903100         1012       35,750
Chemfirst Inc                          Common       16361A106           21          800
Chevron Corp                           Common       166751107         1045       11,900
Cirrus Logic Inc                       Common       172755100           11          750
Columbia Sportswear                    Common       198516106           18          400
Commercial Fed Corp                    Common       201647104           19          850
Conagra Inc                            Common       205887102          761       41,700
Corn Prods Intl Inc                    Common       219023108           18          700
Cvs Corp Com                           Common       126650100         1091       18,650
Dean Foods Co                          Common       242361103           19          550
Dell Computer Corp                     Common       247025109          962       37,450
Diamond Offshore                       Common       25271C102         1092       27,750
Dole Food Inc                          Common       256605106           18        1,100
Doral Finl Corp Com                    Common       25811P100           21          700
Dow Chem Co                            Common       260543103         1064       33,700
Dreyers Grand Ice                      Common       261878102           14          550
Du Pont E I De                         Common       263534109         1026       25,200
Emc Corp (mass) Com                    Common       268648102          839       28,550
Exxon Mobil Corp Com                   Common       30231G102          964       11,900



                                         SH/        PUT/    INVESTMENT     OTHER       VOTING AUTHORITY
NAME OF ISSUER                          PRN         CALL    DISCRETION   MANAGERS    SOLE            SHARED            NONE
--------------                          ---         ----    ----------   --------    ----            ------            ----

Advanced Micro                             SH                 SOLE                                  34,950
Air Products & Chems                       SH                 SOLE                                  27,900
Anheuser-Busch Cos                         SH                 SOLE                                  29,300
Apple Computer Inc                         SH                 SOLE                                  44,600
Applebees Intl. Inc.                       SH                 SOLE                                     550
Applied Materials                          SH                 SOLE                                  20,500
Archer Daniels                             SH                 SOLE                                  66,100
Baker Hughes Inc                           SH                 SOLE                                  30,550
Bancwest Corp New                          SH                 SOLE                                     775
Bb & T Corp Com                            SH                 SOLE                                  32,900
Beverly Enterprises                        SH                 SOLE                                   2,650
Borders Group, Inc.                        SH                 SOLE                                   1,100
Brown Tom Inc (new)                        SH                 SOLE                                     600
Capitol Fed Finl Com                       SH                 SOLE                                   1,200
Charter One                                SH                 SOLE                                  35,750
Chemfirst Inc                              SH                 SOLE                                     800
Chevron Corp                               SH                 SOLE                                  11,900
Cirrus Logic Inc                           SH                 SOLE                                     750
Columbia Sportswear                        SH                 SOLE                                     400
Commercial Fed Corp                        SH                 SOLE                                     850
Conagra Inc                                SH                 SOLE                                  41,700
Corn Prods Intl Inc                        SH                 SOLE                                     700
Cvs Corp Com                               SH                 SOLE                                  18,650
Dean Foods Co                              SH                 SOLE                                     550
Dell Computer Corp                         SH                 SOLE                                  37,450
Diamond Offshore                           SH                 SOLE                                  27,750
Dole Food Inc                              SH                 SOLE                                   1,100
Doral Finl Corp Com                        SH                 SOLE                                     700
Dow Chem Co                                SH                 SOLE                                  33,700
Dreyers Grand Ice                          SH                 SOLE                                     550
Du Pont E I De                             SH                 SOLE                                  25,200
Emc Corp (mass) Com                        SH                 SOLE                                  28,550
Exxon Mobil Corp Com                       SH                 SOLE                                  11,900

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


                                       TITLE OF                   VALUE     SHRS OR         SH/
NAME OF ISSUER                           CLASS        CUSIP     (x$1000)    PRN AMT        PRN
--------------                           -----        -----     --------    -------        ---
Federated Department                   Common       31410H101          991       23,850       SH
Ferro Corporation                      Common       315405100           17          850       SH
Flagstar Bancorp                       Common       337930101           25        1,000       SH
FNMA Com                               Common       313586109          991       12,450       SH
Freddie Mac                            Common       313400301         1024       15,800       SH
Fulton Finl Corp Pa                    Common       360271100           20          975       SH
General Mls Inc                        Common       370334104         1019       23,700       SH
Hershey Foods Corp                     Common       427866108         1379       19,900       SH
Hewlett-Packard Ca                     Common       428236103         1033       33,050       SH
Hot Topic, Inc.                        Common       441339108           20          700       SH
Imation Corp.                          Common       45245A107           18          800       SH
Independence Cmnty                     Common       453414104           19        1,100       SH
Integrated Circuit Systems, Inc.       Common       45811K208           14          900       SH
Interstate Bakeries                    Common       46072H108           18        1,150       SH
Kerr Mcgee Corp                        Common       492386107          983       15,150       SH
Key Energy Svcs Inc                    Common       492914106           19        1,750       SH
Kulicke & Soffa Industries, Inc.       Common       501242101           18        1,300       SH
Lam Research Corp                      Common       512807108          828       34,950       SH
Mentor Graphics Corp                   Common       587200106           15          750       SH
Micron Technology                      Common       595112103          874       21,050       SH
Nabors Industries                      Common       629568106         1021       19,700       SH
National City Corp                     Common       635405103         1145       42,800       SH
National Semiconductor Co              Common       637640103          930       34,750       SH
O M Group Inc                          Common       670872100           20          375       SH
Olin Corp New                          Common       680665205           19          950       SH
Pacific Sunwear                        Common       694873100           16          600       SH
Patterson Energy                       Common       703414102           19          600       SH
Pepsi Bottling Group                   Common       713409100         1167       30,700       SH
Philip Morris Cos                      Common       718154107         1011       21,300       SH
Plains All Amern                       Common       726503105           20          900       SH
Ppg Industries Inc                     Common       693506107          991       21,500       SH
Procter & Gamble Co                    Common       742718109         1074       17,150       SH
Provident Finl Group                   Common       743866105           20          700       SH
Pure Res Inc Com                       Common       7.46E+106           17          900       SH
Read Rite Corp.                        Common       755246105           19        2,350       SH
Regions Financial                      Common       758940100         1135       40,000       SH




                                          PUT/    INVESTMENT     OTHER       VOTING AUTHORITY
NAME OF ISSUER                            CALL    DISCRETION   MANAGERS    SOLE            SHARED            NONE
--------------                            ----    ----------   --------    ----            ------            ----
Federated Department                                SOLE                                  23,850
Ferro Corporation                                   SOLE                                     850
Flagstar Bancorp                                    SOLE                                   1,000
FNMA Com                                            SOLE                                  12,450
Freddie Mac                                         SOLE                                  15,800
Fulton Finl Corp Pa                                 SOLE                                     975
General Mls Inc                                     SOLE                                  23,700
Hershey Foods Corp                                  SOLE                                  19,900
Hewlett-Packard Ca                                  SOLE                                  33,050
Hot Topic, Inc.                                     SOLE                                     700
Imation Corp.                                       SOLE                                     800
Independence Cmnty                                  SOLE                                   1,100
Integrated Circuit Systems, Inc.                    SOLE                                     900
Interstate Bakeries                                 SOLE                                   1,150
Kerr Mcgee Corp                                     SOLE                                  15,150
Key Energy Svcs Inc                                 SOLE                                   1,750
Kulicke & Soffa Industries, Inc.                    SOLE                                   1,300
Lam Research Corp                                   SOLE                                  34,950
Mentor Graphics Corp                                SOLE                                     750
Micron Technology                                   SOLE                                  21,050
Nabors Industries                                   SOLE                                  19,700
National City Corp                                  SOLE                                  42,800
National Semiconductor Co                           SOLE                                  34,750
O M Group Inc                                       SOLE                                     375
Olin Corp New                                       SOLE                                     950
Pacific Sunwear                                     SOLE                                     600
Patterson Energy                                    SOLE                                     600
Pepsi Bottling Group                                SOLE                                  30,700
Philip Morris Cos                                   SOLE                                  21,300
Plains All Amern                                    SOLE                                     900
Ppg Industries Inc                                  SOLE                                  21,500
Procter & Gamble Co                                 SOLE                                  17,150
Provident Finl Group                                SOLE                                     700
Pure Res Inc Com                                    SOLE                                     900
Read Rite Corp.                                     SOLE                                   2,350
Regions Financial                                   SOLE                                  40,000


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


                                       TITLE OF                   VALUE     SHRS OR         SH/
NAME OF ISSUER                           CLASS        CUSIP     (x$1000)    PRN AMT        PRN
--------------                           -----        -----     --------    -------        ---
Rent-A-Center, Inc.                    Common       76009N100           18          400       SH
Rohm & Haas                            Common       775371107          974       31,600       SH
Ruby Tuesday Inc                       Common       781182100           20        1,000       SH
Rudolph Technologies, Inc.             Common       781270103           16          450       SH
Schlumberger Ltd Com                   Common       806857108          913       15,850       SH
Southwest                              Common       84476R109           16          500       SH
Starbuck's Corp                        Common       855244109         1110       26,200       SH
Storage Technology                     Common       862111200           18        1,650       SH
Suburban Propane                       Common       864482104           19          800       SH
Superior Energy                        Common       868157108           22        2,050       SH
Swift Energy Co                        Common       870738101           18          550       SH
Synovus Financial                      Common       87161C105          984       36,450       SH
Sysco Corp                             Common       871829107          981       37,000       SH
Target Corp                            Common       8.76E+110         1066       29,550       SH
Texaco Inc                             Common       881694103         1056       15,900       SH
Texas Instruments                      Common       882508104          819       26,450       SH
Texas Regl                             Common       882673106           19          550       SH
Tjx Companies Inc                      Common       872540109         1048       32,750       SH
Tupperware Corp                        Common       899896104           23          950       SH
Union Planters Corp                    Common       908068109         1166       30,300       SH
US Bancorp Del Com                     Common       902973304         1216       52,409       SH
Usx-Marathon Group                     Common       902905827          957       35,500       SH
Uti Energy Corp                        Common       903387108           18          600       SH
Varian Semiconductor                   Common       922207105           18          550       SH
Veritas Dgc Inc                        Common       92343P107           24          750       SH
Wal Mart Stores Inc                    Common       931142103         1093       21,650       SH
Washington Mutual                      Common       939322103         1098       20,050       SH
Weatherford Intl                       Common       947074100         1093       22,150       SH
Western Digital Corp                   Common       958102105           21        4,350       SH
Wolverine World Wide                   Common       978097103           20        1,350       SH









                                 PUT/    INVESTMENT     OTHER       VOTING AUTHORITY
NAME OF ISSUER                   CALL    DISCRETION   MANAGERS    SOLE            SHARED            NONE
--------------                   ----    ----------   --------    ----            ------            ----
Rent-A-Center, Inc.                        SOLE                                     400
Rohm & Haas                                SOLE                                  31,600
Ruby Tuesday Inc                           SOLE                                   1,000
Rudolph Technologies, Inc.                 SOLE                                     450
Schlumberger Ltd Com                       SOLE                                  15,850
Southwest                                  SOLE                                     500
Starbuck's Corp                            SOLE                                  26,200
Storage Technology                         SOLE                                   1,650
Suburban Propane                           SOLE                                     800
Superior Energy                            SOLE                                   2,050
Swift Energy Co                            SOLE                                     550
Synovus Financial                          SOLE                                  36,450
Sysco Corp                                 SOLE                                  37,000
Target Corp                                SOLE                                  29,550
Texaco Inc                                 SOLE                                  15,900
Texas Instruments                          SOLE                                  26,450
Texas Regl                                 SOLE                                     550
Tjx Companies Inc                          SOLE                                  32,750
Tupperware Corp                            SOLE                                     950
Union Planters Corp                        SOLE                                  30,300
US Bancorp Del Com                         SOLE                                  52,409
Usx-Marathon Group                         SOLE                                  35,500
Uti Energy Corp                            SOLE                                     600
Varian Semiconductor                       SOLE                                     550
Veritas Dgc Inc                            SOLE                                     750
Wal Mart Stores Inc                        SOLE                                  21,650
Washington Mutual                          SOLE                                  20,050
Weatherford Intl                           SOLE                                  22,150
Western Digital Corp                       SOLE                                   4,350
Wolverine World Wide                       SOLE                                   1,350


